Discontinued Operations (Details) - Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation - Discontinued operations [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) discontinued operating activities	$ 1,917	$ 1,867	$ (638)
Net cash provided by (used in) discontinued investing activities	(1,026)	949	730
Net cash used in discontinued financing activities	(1,375)	(2,429)
Total net cash provided by (used in) discontinued operation	$ (484)	$ 387	$ 92